Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note. 9 Related Party Transactions

A family member of one of the Company’s executive officers served as a consultant to the Company during 2022. During the nine months ended September 30, 2022, the Company incurred consulting expenses of approximately $126,800 for the family member. Additionally, a family member of one of the Company’s executive officers is an employee of the Company. During the nine months ended September 30, 2023 and 2022, the Company recorded compensation expense of approximately $83,800 and $127,500, respectively, for the employed family member.

Note 12. Related Party Transactions

A family member of one of the Company’s executive officers serves as a consultant to the Company. During the years ended December 31, 2022 and 2021, the Company paid approximately $162,000 and $208,000, respectively, to the consultant. Additionally, a family member of one of the Company’s executive officers is an employee of the Company. During the years ended December 31, 2022, the Company paid approximately $101,000 to the employed family member, which includes the aggregate grant date fair value, as determined pursuant to FASB ASC Topic 718, of an RSU awarded in April 2022. During the years December 31, 2021, the Company paid approximately $94,000 to the employed family member.